Reinsurance	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Reinsurance
Reinsurance
The Company is involved in both the cession and assumption of insurance with affiliated and unaffiliated insurers. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. See Note 2 - Business Dispositions for further discussion of these transactions.
As of December 31, 2012, 2011 and 2010, the Company’s policy for the largest amount of life insurance retained on any one life by any company was $10.
Life insurance fees, earned premiums and other were comprised of the following:

	For the years ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$8,500	$9,292	$9,431
Reinsurance assumed	137	134	192
Reinsurance ceded	(524)	(524)	(576)
Net fee income, earned premiums and other	$8,113	$8,902	$9,047

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereto. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Life insurance recoveries on ceded reinsurance agreements were $285, $224 and $275 for the years ended December 31, 2012, 2011, and 2010, respectively.
In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders, and of the risks associated with variable annuity contract and rider benefits issued by Hartford Life Insurance KK (“HLIKK”), an indirect wholly owned subsidiary.
The effect of reinsurance on property and casualty premiums written and earned was as follows:

	For the years ended December 31,
Premiums Written	2012	2011	2010
Direct	$10,405	$10,368	$10,070
Assumed	230	226	234
Ceded	(788)	(742)	(619)
Net	$9,847	$9,852	$9,685
Premiums Earned
Direct	$10,484	$10,337	$10,105
Assumed	205	225	256
Ceded	(796)	(688)	(668)
Net	$9,893	$9,874	$9,693

Ceded losses, which reduce losses and loss adjustment expenses incurred, were $512, $385, and $598 for the years ended December 31, 2012, 2011, and 2010, respectively.
Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance. The reinsurance recoverables balance includes an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable facultative and treaty reinsurance, including an estimate of how incurred but not reported losses will ultimately be ceded by reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for unpaid losses and loss adjustment expenses.
The allowance for uncollectible reinsurance was $268 and $290, as of December 31, 2012 and 2011, respectively. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.
Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.